Background and Description of Business - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Income (Loss) Attributable To Parent	$ (15,653,000)	$ (50,218,000)
Net Cash Provided By Used In Operating Activities	(2,607,000)	3,500,000
Retained Earnings Accumulated Deficit	(95,874,000)	(80,221,000)
Cash	865,000	2,695,000	2,951,000
Stockholders Equity	6,504,000	25,275,000	69,653,000
Loss Contingency Accrual, Beginning Balance	$ 4,000,000